Label	Element	Value
abrdn U.S. Sustainable Leaders Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

ABRDN FUNDS

abrdn U.S. Sustainable Leaders Smaller Companies Fund

abrdn U.S. Sustainable Leaders Fund

(the “Funds”)

Supplement dated March 31, 2022 to the Funds’ Prospectus dated February 28, 2022,

as supplemented to date (the “Prospectus”)

Risk/Return [Heading]	rr_RiskReturnHeading	abrdn U.S. Sustainable Leaders Fund
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Effective immediately, the following replaces the second paragraph in the section entitled “Summary – abrdn U.S. Sustainable Leaders Fund – Performance” in the Prospectus beginning on page 68 in order to add the Russell 3000® Growth Index as a comparison index for the Fund:

The table compares the Fund’s average annual total returns to the returns of the Russell 3000® Index, a broad-based securities index, and the Russell 3000® Growth Index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. For updated performance information, please visit https://www.abrdn.com/enus/us/investor/fund-centre#literature or call 866-667-9231.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	866-667-9231
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.abrdn.com/enus/us/investor/fund-centre#literature
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Effective immediately, the following replaces the table in the section entitled “Summary – abrdn U.S. Sustainable Leaders Fund – Performance – Average Annual Total Returns as of December 31, 2021” in the Prospectus beginning on page 68 in order to add the Russell 3000® Growth Index as a comparison index for the Fund:

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	This supplement is dated March 31, 2022. Please retain this supplement for future reference.
abrdn U.S. Sustainable Leaders Fund | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.66%
5 Years	rr_AverageAnnualReturnYear05	17.97%
10 Years	rr_AverageAnnualReturnYear10	16.30%
abrdn U.S. Sustainable Leaders Fund | Russell 3000® Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.85%
5 Years	rr_AverageAnnualReturnYear05	24.56%
10 Years	rr_AverageAnnualReturnYear10	19.39%
abrdn U.S. Sustainable Leaders Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.55%
5 Years	rr_AverageAnnualReturnYear05	17.80%
10 Years	rr_AverageAnnualReturnYear10	14.42%
abrdn U.S. Sustainable Leaders Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.60%
5 Years	rr_AverageAnnualReturnYear05	13.38%
10 Years	rr_AverageAnnualReturnYear10	11.47%
abrdn U.S. Sustainable Leaders Fund | Class A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.44%
5 Years	rr_AverageAnnualReturnYear05	13.03%
10 Years	rr_AverageAnnualReturnYear10	11.03%
abrdn U.S. Sustainable Leaders Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.95%
5 Years	rr_AverageAnnualReturnYear05	18.34%
10 Years	rr_AverageAnnualReturnYear10	14.26%
abrdn U.S. Sustainable Leaders Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.11%
5 Years	rr_AverageAnnualReturnYear05	19.57%
10 Years	rr_AverageAnnualReturnYear10	15.43%
abrdn U.S. Sustainable Leaders Fund | Institutional Service Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.05%
5 Years	rr_AverageAnnualReturnYear05	19.49%
10 Years	rr_AverageAnnualReturnYear10	15.34%